Shareholders' Equity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Jun. 28, 2019
Shareholders' Equity [Abstract]
Capital, authorized (in shares)	2,000,000,000
Capital shares, par value (in dollars per share)	$ 0.001
Common shares, shares authorized (in shares)	1,950,000,000	1,950,000,000
Preferred shares, authorized (in shares)	50,000,000	50,000,000
Common shares, issued (in shares)	3,018,112	2,400,000
Gross proceeds from issuance of common shares	$ 2,625,590
Net proceeds from issuance of common shares	$ 2,320,176
Maximum [Member]
Shareholders' Equity [Abstract]
Common stock that can be sold under ATM			$ 10,000,000
Minimum [Member]
Shareholders' Equity [Abstract]
Term common stock can be sold under ATM	12 months
Common Shares [Member]
Shareholders' Equity [Abstract]
Issuance of common shares (in shares)	618,112
Series A Preferred Shares [Member]
Shareholders' Equity [Abstract]
Preferred shares, issued (in shares)	480,000	480,000
Preferred shares, outstanding (in shares)	480,000	480,000
Dividend rate	9.75%	9.75%
Series B Preferred Shares [Member]
Shareholders' Equity [Abstract]
Preferred shares, issued (in shares)	12,000	12,000
Preferred shares, outstanding (in shares)	12,000	12,000